UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 6/30/2009

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.): 	[ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: MEAG New York Corporation
Address: 540 Madison Ave 6th floor
New York, NY 10022

Form 13F File Number: 28-05819

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Kerris Wigfall
Title: Chief Compliance Officer
Phone: 212-583-4835

Signature, Place, and Date of Signing:
____________________ _____________________________ __________
[Signature] 			[City, State] 				[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number 	Name

28-05819	MEAG New York Corporation
[Repeat as necessary.]
Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 166

Form 13F Information Table Value Total: $225875
					(thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No. 			Form 13F File Number 		Name
____ 			28-05819 			MEAG NY Corp

[Repeat as necessary.]

Run Date:  05/13/09
Run Time:  10:17am
NAME OF ISSUER           TITLE OF CLASS   CUSIP          VALUE    SHRS ORSH/PUT/  INVESTMENT     OTHER    VOTING  AUHORITY
                                         NUMBER       (x$1000)    PRN AMTPRNCALL  DISCRETION  MANAGERS      SOLE    SHARED      NONE
3M Co.                   Common Stock  88579Y101           817     13,600 SH            NONE                                       X
AAG Holding Co. Inc.     Preferred     000336206           275     15,000PRN            SOLE
ABBOTT LABORATORIES      Common Stock  002824100           390      8,300 SH            NONE                                       X
AEGON N.V.               Preferred     007924301         2,108    145,858PRN            SOLE
AEGON N.V.               Preferred     N00927306           317     20,000PRN            SOLE
ALLERGAN INC.            Common Stock  018490102           614     12,900 SH            NONE                                       X
AMB Property Corp.       Preferred     00163T307         1,887    107,000PRN            SOLE
APACHE CORP.             Common Stock  037411105           556      7,700 SH            NONE                                       X
APPLIED MATERIALS INC.   Common Stock  038222105           654     59,600 SH            NONE                                       X
ASBC Capital I           Preferred     00209E207           588     30,900PRN            SOLE
Adobe Systems Inc.       Common Stock  00724F101           453     16,000 SH            NONE                                       X
Air Products & Chemicals Common Stock  009158106           368      5,700 SH            NONE                                       X
Alberto-Culver Co. (New) Common Stock  013078100           582     22,900 SH            NONE                                       X
American Express Co.     Common Stock  025816109           321     13,800 SH            NONE                                       X
Amgen Inc.               Common Stock  031162100         1,408     26,600 SH            NONE                                       X
Analog Devices Inc.      Common Stock  032654105           327     13,200 SH            NONE                                       X
Axis Capital Holdings LtdPreferred     G0692U208         3,394    169,600PRN            SOLE
BB&T Capital Trust V     Preferred     05530J205         1,145     45,000PRN            SOLE
BB&T Corp.               Common Stock  054937107           310     14,100 SH            NONE                                       X
BGE Capital Trust II     Preferred     05541Q206           280     15,000PRN            SOLE
BNY Capital V            Preferred     09656H209         3,075    136,067PRN            SOLE
Bank of New York Mellon CCommon Stock  064058100           592     20,200 SH            NONE                                       X
Bank of Nova Scotia, The Preferred     064149818           381     20,000PRN            SOLE
Baxter International Inc.Common Stock  071813109           747     14,100 SH            NONE                                       X
Bear Stearns Capital Tr. Preferred     07384T206           237     10,000PRN            SOLE
Bed Bath & Beyond Inc.   Common Stock  075896100           391     12,700 SH            NONE                                       X
Bristol-Myers Squibb Co. Common Stock  110122108           333     16,400 SH            NONE                                       X
CME Group Inc.           Common Stock  12572Q105           467      1,500 SH            NONE                                       X
CSX CORP.                Common Stock  126408103           457     13,200 SH            NONE                                       X
CVS Caremark Corp.       Common Stock  126650100         1,176     36,900 SH            NONE                                       X
Charles Schwab Corp.     Common Stock  808513105           349     19,900 SH            NONE                                       X
Church & Dwight Co. Inc. Common Stock  171340102           576     10,600 SH            NONE                                       X
Cisco Systems Inc.       Common Stock  17275R102         2,358    126,500 SH            NONE                                       X
CoBank, ACB              Preferred     19075Q409         3,000     60,000PRN            SOLE
Coach Inc.               Common Stock  189754104           648     24,100 SH            NONE                                       X
Colgate-Palmolive Co.    Common Stock  194162103           806     11,400 SH            NONE                                       X
Comcast Corp. New        Preferred     20030N408         1,594     70,000PRN            SOLE
Comcast Corp. New        Preferred     20030N309           261     11,400PRN            SOLE
Corporate Backed Trust   Preferred     21988G346         1,253     54,000PRN            SOLE
Corporate Backed Trust   Preferred     21988G262         1,145     50,000PRN            SOLE
Corporate Backed Trust   Preferred     21988K701         1,809     98,600PRN            SOLE
Cummins Inc.             Common Stock  231021106           482     13,700 SH            NONE                                       X
DEERE & CO.              Common Stock  244199105           639     16,000 SH            NONE                                       X
Dean Foods Co.           Common Stock  242370104           286     14,900 SH            NONE                                       X
Dell Inc.                Common Stock  24702R101           677     49,300 SH            NONE                                       X
Devon Energy Corp.       Common Stock  25179M103           861     15,800 SH            NONE                                       X
Diamond Offshore DrillingCommon Stock  25271C102           374      4,500 SH            NONE                                       X
Disney Co., The Walt     Common Stock  254687106           880     37,700 SH            NONE                                       X
EMC Corp. (Mass.)        Common Stock  268648102         1,102     84,100 SH            NONE                                       X
EOG Resources Inc.       Common Stock  26875P101           611      9,000 SH            NONE                                       X
EQT Corp.                Common Stock  26884L109           314      9,000 SH            NONE                                       X
EXPEDITORS INTL OF WASH. Common Stock  302130109           250      7,500 SH            NONE                                       X
Emerson Electric Co.     Common Stock  291011104           489     15,100 SH            NONE                                       X
Enbridge Inc.            Preferred     29250N204           429     20,000PRN            SOLE
Endurance Specialty HldgsPreferred     29267H208         3,129    177,500PRN            SOLE
Entergy Mississippi Inc. Preferred     29364N868           757     30,000PRN            SOLE
Everest Re Capital Trust Preferred     29980R202           285     15,000PRN            SOLE
FPL Group Capital Inc.   Preferred     302570403           749     30,000PRN            SOLE
FPL Group Capital Trust IPreferred     30257V207           955     40,000PRN            SOLE
Fedex Corp.              Common Stock  31428X106           940     16,900 SH            NONE                                       X
Finl Sec. Assurance HldgsPreferred     31769P605           588     45,000PRN            SOLE
Firstar Realty LLC       Preferred     33765A202         1,902      2,000PRN            SOLE
Franklin Resources Inc.  Common Stock  354613101           245      3,400 SH            NONE                                       X
GENERAL MILLS INC.       Common Stock  370334104           471      8,400 SH            NONE                                       X
GOLDMAN SACHS GROUP INC. Common Stock  38141G104           501      3,400 SH            NONE                                       X
General Electric Capital Preferred     369622493           940     43,900PRN            SOLE
Genzyme Corp.            Common Stock  372917104           579     10,400 SH            NONE                                       X
Gilead Sciences Inc.     Common Stock  375558103         1,293     27,600 SH            NONE                                       X
Google Inc.              Common Stock  38259P508         1,981      4,700 SH            NONE                                       X
HSBC Finance Corp.       Preferred     40429C607           404     25,000PRN            SOLE
HSBC Finance Corp.       Preferred     40429C201           534     25,000PRN            SOLE
Heco Capital Trust III   Preferred     404156200         1,033     45,300PRN            SOLE
Hewlett-Packard Co.      Common Stock  428236103         2,485     64,300 SH            NONE                                       X
Highwoods Properties Inc.Preferred     431284207         3,533      4,033PRN            SOLE
Home Depot Inc., The     Common Stock  437076102           399     16,900 SH            NONE                                       X
ING Groep N.V.           Preferred     456837301         1,353     79,800PRN            SOLE
ING Groep N.V.           Preferred     456837707           708     40,000PRN            SOLE
Intel Corp.              Common Stock  458140100         2,365    142,900 SH            NONE                                       X
Intl Business Machines CoCommon Stock  459200101         2,673     25,600 SH            NONE                                       X
JPMorgan Chase & Co.     Common Stock  46625H100         2,968     87,000 SH            NONE                                       X
Johnson & Johnson        Common Stock  478160104         2,334     41,100 SH            NONE                                       X
Johnson Controls Inc.    Common Stock  478366107           295     13,600 SH            NONE                                       X
KELLOGG CO.              Common Stock  487836108           442      9,500 SH            NONE                                       X
Kohl's Corp.             Common Stock  500255104           385      9,000 SH            NONE                                       X
Kraft Foods Inc.         Common Stock  50075N104         1,173     46,300 SH            NONE                                       X
Life Technologies Corp.  Common Stock  53217V109           651     15,600 SH            NONE                                       X
Lincoln National Capital Preferred     53404M201         1,242     67,700PRN            SOLE
Lowe's Companies Inc.    Common Stock  548661107           660     34,000 SH            NONE                                       X
M & T Capital Trust IV   Preferred     55292C203           740     30,000PRN            SOLE
MERCK & CO. INC.         Common Stock  589331107         1,440     51,500 SH            NONE                                       X
Markel Corp.             Preferred     570535203         1,427     60,000PRN            SOLE
McDonald's Corp.         Common Stock  580135101         1,380     24,000 SH            NONE                                       X
Mckesson Corp.           Common Stock  58155Q103           554     12,600 SH            NONE                                       X
Medtronic Inc.           Common Stock  585055106           628     18,000 SH            NONE                                       X
Microsoft Corp.          Common Stock  594918104         3,387    142,500 SH            NONE                                       X
Morgan Stanley Capital TrPreferred     617466206           309     17,200PRN            SOLE
NIKE INC.                Common Stock  654106103           709     13,700 SH            NONE                                       X
National Bank of Canada  Preferred     633067517           345     20,000PRN            SOLE
Natl Rural Util.Coop.Fin.Preferred     637432873           305     14,088PRN            SOLE
Natl Rural Util.Coop.Fin.Preferred     637432709           772     32,714PRN            SOLE
Nexen Inc.               Preferred     65334H508         3,502    170,000PRN            SOLE
Noble Energy Inc.        Common Stock  655044105           773     13,100 SH            NONE                                       X
Norfolk Southern Corp.   Common Stock  655844108           396     10,500 SH            NONE                                       X
Northern Trust Corp.     Common Stock  665859104           392      7,300 SH            NONE                                       X
Nucor Corp.              Common Stock  670346105           555     12,500 SH            NONE                                       X
PG & E Corp.             Common Stock  69331C108           381      9,900 SH            NONE                                       X
PLC Capital Trust V      Preferred     69340Y208           594     34,900PRN            SOLE
PNC Capital Trust D      Preferred     69350H202           353     17,500PRN            SOLE
PNC FINANCIAL SERVICES GRCommon Stock  693475105           599     15,447 SH            NONE                                       X
PNC Financial Services GrPreferred     693475AJ4         4,195  5,000,000PRN            SOLE
PNC Financial Services GrPreferred     693475881           238      9,400PRN            SOLE
PPL Electric Utilities CoPreferred     69351U863         4,306    200,000PRN            SOLE
PPlus Trust              Preferred     73941X403           446     20,000PRN            SOLE
Pactiv Corp.             Common Stock  695257105           380     17,500 SH            NONE                                       X
PartnerRe Ltd.           Preferred     G6852T204         1,700     83,000PRN            SOLE
Pepco Holdings Inc.      Common Stock  713291102           247     18,400 SH            NONE                                       X
Pepsico Inc.             Common Stock  713448108         1,654     30,100 SH            NONE                                       X
Praxair Inc.             Common Stock  74005P104           398      5,600 SH            NONE                                       X
PreferredPlus Trust      Preferred     740434717           237      9,700PRN            SOLE
Procter & Gamble Co., TheCommon Stock  742718109         3,112     60,900 SH            NONE                                       X
Protective Life Corp.    Preferred     743674400           967     51,200PRN            SOLE
Prudential PLC           Preferred     G7293H114         2,983    115,000PRN            SOLE
QUALCOMM Inc.            Common Stock  747525103         1,822     40,300 SH            NONE                                       X
Quanta Services Inc.     Common Stock  74762E102           493     21,300 SH            NONE                                       X
Quest Diagnostics Inc.   Common Stock  74834L100           581     10,300 SH            NONE                                       X
REPSOL INTERNATL CAPITAL Preferred     G7513K103         4,251    177,500PRN            SOLE
Radioshack Corp.         Common Stock  750438103           381     27,300 SH            NONE                                       X
RenaissanceRe Holdings LtPreferred     G7498P309           806     45,000PRN            SOLE
RenaissanceRe Holdings LtPreferred     G7498P200         2,951    145,000PRN            SOLE
Royal Bank of Canada     Preferred     780085247           660     40,000PRN            SOLE
SPX Corp.                Common Stock  784635104           529     10,800 SH            NONE                                       X
STAPLES INC.             Common Stock  855030102           716     35,500 SH            NONE                                       X
STATE STREET CORP.       Common Stock  857477103         1,010     21,400 SH            NONE                                       X
SVB Capital II           Preferred     86959H201           776     50,000PRN            SOLE
Santander Finance Pfd S.APreferred     80281R706         1,355     70,000PRN            SOLE
Saturns AON Cap.Tr.S.A 03Preferred     804103208           770     36,300PRN            SOLE
Selective Insurance GroupPreferred     816300305         4,444    220,000PRN            SOLE
Smith International Inc. Common Stock  832110100           621     24,100 SH            NONE                                       X
Sonoco Products Co.      Common Stock  835495102           228      9,500 SH            NONE                                       X
South Carolina El. & Gas Preferred     837004829         2,107     25,000PRN            SOLE
Southern California EdisoPreferred     842400749         6,163     80,000PRN            SOLE
St. Jude Medical Inc.    Common Stock  790849103           489     11,900 SH            NONE                                       X
Starbucks Corp.          Common Stock  855244109           324     23,300 SH            NONE                                       X
SunTrust Capital IX      Preferred     867885105         2,804    133,200PRN            SOLE
Symantec Corp.           Common Stock  871503108           459     29,500 SH            NONE                                       X
T. Rowe Price Group Inc. Common Stock  74144T108           292      7,000 SH            NONE                                       X
TJX Companies Inc.       Common Stock  872540109           425     13,500 SH            NONE                                       X
Target Corp.             Common Stock  87612E106           379      9,600 SH            NONE                                       X
Texas Instruments Inc.   Common Stock  882508104           671     31,500 SH            NONE                                       X
Time Warner Cable Inc.   Common Stock  88732J207           547     17,281 SH            NONE                                       X
Time Warner Inc.         Common Stock  887317303           784     31,133 SH            NONE                                       X
Torchmark Capital Trust IPreferred     89102W208         4,249    200,500PRN            SOLE
TransCanada PipeLines LtdPreferred     893526699           399     10,000PRN            SOLE
U.S. Bancorp             Common Stock  902973304        42,824  2,389,755 SH            SOLE
U.S. Bancorp             Common Stock  902973304           724     40,400 SH            NONE                                       X
United Technologies Corp.Common Stock  913017109           379      7,300 SH            NONE                                       X
Verizon Communications InCommon Stock  92343V104         1,862     60,600 SH            NONE                                       X
Viacom Inc.              Preferred     92553P300         2,092    101,764PRN            SOLE
W.R. Berkley Capital TrusPreferred     08449Q203         1,574     70,000PRN            SOLE
Weingarten Realty InvestoCommon Stock  948741889         1,797    115,000 SH            SOLE
Wells Fargo & Co.        Common Stock  949746101           977     40,271 SH            NONE                                       X
Wells Fargo Capital VIII Preferred     94979D200            99      5,000PRN            SOLE
XTO Energy Inc.          Common Stock  98385X106           690     18,100 SH            NONE                                       X
Xcel Energy Inc.         Preferred     98389B886         1,881     73,700PRN            SOLE
Xilinx Inc.              Common Stock  983919101           426     20,800 SH            NONE                                       X
eBay Inc.                Common Stock  278642103           865     50,500 SH            NONE                                       X